Commitments and Contingencies	12 Months Ended
Jan. 31, 2022
Commitments and Contingenciess

21. Commitments and Contingencies

(a)

In September 2019, the Company was served with a claim from Green Stream Botanicals Corp. for a finder’s fee in the amount of $600,000 in relation to non-brokered private placements totaling $15 million completed in May 2019. In July 2020, the Company settled this claim for $120,000. For the year ended January 31, 2021, the Company recorded a settlement of legal claim of $120,000 within the consolidated statements of comprehensive loss.

(b)

In November 2019, the Company’s former Chief Executive Officer filed an originating application with the Superior Court in the province of Quebec for damages stemming from a termination of employment. The former Chief Executive Officer is seeking payment of amounts totaling approximately $1 million, exercisability of his stock options until the original expiry dates, issuance of 600,000 stock options and an order that the Company not issue further common shares. The Company believes the claim is unfounded and intends to vigorously defend these claims.

(c)

In January 2020, an injunction was filed against the Company in the Superior Court of Quebec by Bio V Pharma Inc. (“BioV”) seeking provisional orders in respect of the premises sub-leased at 285 Kesmark Street and damages of approximately $395,000. In January 2021, this injunction was discontinued pursuant to the sale of Pivot (Note 5(b)).

(d)

In March 2021, Olymbec Development Inc. (“Olymbec”) filed a judicial demand before the Superior Court (Civil Division) of Quebec and a judgement for a safeguard order was obtained by Olymbec against Pivot, a former subsidiary, and the Company, as guarantor of the lease at 285-295 Kesmark Street, Quebec (the “Lease”), ordering Pivot and the Company to jointly pay the full amount of the lease on the first day of each month. In May 2021, a judgement for a safeguard order was issued ordering Pivot and the Company to provide post-dated cheques for monthly lease payments for the months of June through November 2021. In June 2021, a judgement granted Pivot and the Company until June 30, 2021 to pay the outstanding lease totaling $124,223 and to deliver post-dated cheques each in the amount of $49,410.51 for monthly lease payments for the months of July through November 2021 (completed). Olymbec is also claiming administrative fees of approximately $36,500 resulting from Pivot’s default on its monthly lease. The Company is assessing options available to contest the judicial demand from Olymbec and mitigate its damages. The Company has not accrued any amounts as of January 31, 2022 as management has assessed the likelihood of payment to be unlikely.

(e)

The Company is a guarantor on the Lease (Notes 9 and 21(d)), which was assigned together with the sale of Pivot (Note 5(b)) pursuant to which the Company has recorded a financial guarantee liability of $1,083,295 (January 31, 2021 - $182,200) based on its best estimate of potential future loss.

In October 2021, the Company filed an application for a bankruptcy order (“Application”) against Pivot in the Superior Court (Commercial Division) of Quebec. Pivot is the lessee of the “Lease and had not met its Lease liabilities during the year ended January 31, 2022 upon which the Company, as guarantor, was required to meet following the safeguard orders issued by the Superior Court (Civil Division) of Quebec (Note 21(d)). In March 2022, the Company and Pivot signed a settlement agreement pursuant to which Pivot would make a lump sum payment of $300,000 to the Company as follows: $150,000 on or before April 1, 2022 (completed) and $150,000 on or before May 31, 2022 (the “Transaction”), which was homologated by the Superior Court (Commercial Division) of Quebec on March 28, 2022.

(f)

The Company and MedMelior were named as defendants in a lawsuit filed in the Supreme Court of the State of New York, New York County, by MedMelior’s former pre-Amalgamation director pursuant to which a verified complaint was filed on January 20, 2022 seeking compensatory and punitive damages in amounts believed by the Company to be in excess of US$2 million and US$10 million, respectively. During March 2022, the Company filed a motion to dismiss the verified complaint on the basis of inconvenient forum and for lack of jurisdiction. The Company is aware that, on April 29, 2022, this former director filed a separate, parallel action against, among others, the Company and MedMelior in the United States District Court for the Southern District of New York, asserting substantially the same claims as in the state-court action. The Company believes both claims to be unfounded.

(g)

In January 2022, a statement of claim was filed against the Company by a third party for breach of a marketing contract in the amount of $64,500, which has been included in accounts payable and accrued liabilities, plus interest and costs. The Company denies the claim and has filed a statement of defense and counterclaim in April 2022.

(h)

At January 31, 2022, certain of the Company’s research and development programs, with a total contracted amount of $5.47 million, were in progress of which the Company has paid $2.48 million and a further $2.98 million remains to be paid in future periods.